Debt and Other Financing - Loan Agreements Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 0
2023	0
2024	74,126
Total long-term debt	$ 74,126	$ 103,435